Income Taxes - Reconciliation of Effective Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Israel tax benefit at statutory rate	$ (12,245)	$ (22,528)	$ (40,784)
Preferred enterprise	1,652	10,573	3,052
Foreign rate differential	(785)	(1,050)	912
Share-based compensation	8,158	9,717	1,753
Prior year tax income/(expense)	(302)	(6,675)	84
Permanent differences	587	(3,351)	98
Uncertain tax position	5,772	7,233	3,784
Change in valuation allowance	2,961	12,123	4,444
Total provision for income taxes	$ 5,798	$ 6,042	$ 1,558
Corporates tax rate	10.89%	6.12%	0.88%
Warrants to purchase ordinary shares
Income Tax Contingency [Line Items]
Warrant revaluation	$ 0	$ 0	$ 23,325
Convertible Preferred Share Tranche Rights [Member]
Income Tax Contingency [Line Items]
Warrant revaluation	$ 0	$ 0	$ 4,890